Summary of Changes to Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Balance at beginning of year	$ 16,934	$ 28,437	$ 39,493
Impairment charge	(17,054)	(12,489)	(5,097)
Reversal of contingent payment of minimum guarantee under licensing agreement			(5,885)
Translation adjustment	(376)	986	(1,123)
Balance at end of year		16,934	28,437
OneNet and FingerRockz
Goodwill [Line Items]
Acquisition - OneNet and FingerRockz (Note 4)	496		1,049
IAHGames, OneNet, FunTown and FingerRockz
Goodwill [Line Items]
Impairment charge	$ (17,054)	$ (12,489)	$ (5,097)